TOUCHSTONE MID CAP FUND                                       SUMMARY PROSPECTUS
CLASS A TICKER: TMAPX  CLASS C TICKER: TMCJX                  JANUARY 28, 2011
CLASS Y TICKER: TMCPX  CLASS Z TICKER: TMCTX

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated January 28, 2011 as amended from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Touchstone Mid Cap Fund seeks long-term capital growth.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------------------------
                                                                 Class A       Class C       Class Y       Class Z
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)                  5.75%         None          None          None
Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                     None          1.00%         None          None
Wire Redemption Fee                                              Up to $15     Up to $15     None          Up to $15

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.80%         0.80%         0.80%         0.80%
Distribution and/or Service (12b-1) Fees                         0.25%         1.00%         None          None
Other Expenses                                                   1.79%         2.77%         0.27%         1.09%
  Shareholder Service Fees                                       0.00%         0.00%         0.00%         0.25%
Total Annual Fund Operating Expenses                             2.84%         4.57%         1.07%         2.14%
Fee Waiver and/or Expense Reimbursement(1)                       1.63%         2.61%         0.11%         0.93%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement(2)                                1.21%         1.96%         0.96%         1.21%
--------------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.21%, 1.96%, 0.96% and 1.21% for Class A shares, Class C shares, Class Y shares and Class Z shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
(2) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2010.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                           Assuming No
                         Assuming Redemption at End of Period              Redemption
                Class A        Class C        Class Y        Class Z        Class C
1 Year           $  691         $  302         $   98         $  123         $  199
3 Years          $1,259         $1,145         $  329         $  580         $1,145
5 Years          $1,851         $2,099         $  579         $1,064         $2,099
10 Years         $3,448         $4,520         $1,296         $2,399         $4,520
--------------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Mid Cap Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies that the sub-advisor, Turner Investment Partners, Inc. ("TIP"), believes have the potential for long-term growth and that are attractively priced. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company is one that has a market capitalization found within the Russell Midcap Index (between $1.3 billion and $14.1 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes can generate and sustain long-term growth. TIP employs a quantitative approach to determine whether a company's share price reflects its perceived value. A security will be sold if TIP believes it has reached its full valuation, the security experiences an unexpected deterioration in fundamentals, to adhere to investment guidelines or risk parameters or if TIP believes another security has a greater risk/reward profile. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

THE PRINCIPAL RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock on the company's assets in the event of liquidation.

The Fund is subject to the risk that small and medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the medium and smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small cap company stocks may be more volatile than stocks of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the Russell Midcap Index's capitalization range generally are not as broadly traded as those of companies with larger capitalizations, and they are often subject to wider and more abrupt fluctuations in market price. Additional reasons for the greater price fluctuations of these securities include the less certain growth prospects of smaller firms and the greater sensitivity of small companies to changing economic conditions.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell Midcap Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MID CAP FUND - CLASS Y TOTAL RETURNS AS OF DECEMBER 31

                                  [BAR CHART]

                                  2004    21.77%
                                  2005    19.88%
                                  2006    12.52%
                                  2007     8.87%
                                  2008   -42.01%
                                  2009    17.02%
                                  2010    23.04%

Best Quarter:                                           Worst Quarter:
3rd Quarter 2009 +19.68%                                4th Quarter 2008 -23.34%

For information on the prior history of the Fund, please see the section titled "The Trust" in the Fund's Statement of Additional Information.

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y after-tax returns. The Class A shares and Class C shares inception date is May 14, 2007 and the Class Z shares inception date is April 24, 2006. Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to May 14, 2007 and Class Z shares performance was calculated using the historical performance of Class Y shares for the period from January 2, 2003 to April 24, 2006. Performance for these periods has been restated to reflect the impact of the Class A, Class C and Class Z fees and expenses, as applicable.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2010

                                                                                         Since Inception
                                                                1 Year        5 Years        (1-2-03)
-----------------------------------------------------------------------------------------------------------
MID CAP FUND
-----------------------------------------------------------------------------------------------------------
CLASS Y RETURNS
Return Before Taxes                                             23.04%         0.45%          9.68%
Return After Taxes on Distributions                             22.99%         0.29%          8.26%
Return After Taxes on Distributions and
  Sale of Fund Shares                                           15.03%         0.33%          7.77%
CLASS A RETURN                                                  16.03%        -0.86%         -7.40%
CLASS C RETURN                                                  21.72%        -0.24%         -6.34%
CLASS Z RETURN                                                  22.68%         0.18%         -2.90%
RUSSELL MIDCAP INDEX                                            25.48%         4.66%         11.47%
(reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                              INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                       Turner Investment Partners, Inc.

PORTFOLIO MANAGER(S)

Thomas J. DiBella, CFA, CPA
Chief Investment Officer - Core/Value Equities
Managing the Fund since 2003

Steven L. Gold, CFA
Senior Portfolio Manager/Security Analyst
Managing the Fund since 2004

Joseph Krocheski, CFA
Security Analyst/Portfolio Manager
Managing the Fund since 2008

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                       CLASS A, CLASS C AND CLASS Z         CLASS Y
                                                          Initial       Additional     Initial    Additional
                                                         Investment     Investment    Investment  Investment
---------------------------------------------------------------------------------------------------------------
Regular Account                                           $   2,500     $      50     $   2,500     None
Retirement Account or Custodial Account under
  the Uniform Gifts/Transfers to Minors Act               $   1,000     $      50          None     None
Investments through the Automatic Investment Plan         $     100     $      50          None     None
---------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Class A shares and Class C shares may be purchased and sold directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. Class Z shares are available only through a financial intermediary or financial institutions such as retirement plans, fee based platforms and brokerage accounts. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.